Income taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation
The following table is a reconciliation of the components that caused our provision for income taxes to differ from amounts computed by applying the United States federal statutory rate of 21% (in thousands):

	Years Ended December 31,
	2020		2019
Statutory U.S. Federal income tax	$(12,482)	21.0%	$(38,760)	21.0%
State income taxes, net	(1,720)	2.9%	(818)	0.4%
LLC income not taxed	—	—%	2,376	(1.3%)
Loss on acquisitions	—	—%	29,051	(15.7%)
Change in valuation allowance	8,811	(14.8%)	7,892	(4.3%)
Warrant valuation	4,763	(8.0)%	19	—%
Tax effect of non-deductible warrant expense	2,000	(3.4)%	—	—%
Return to provision adjustment	(1,571)	2.6%	—	—%
Other	199	(0.3)%	240	0.1%
Total provision	$—	0%	$—	0%

Schedule of deferred tax assets and liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2020	2019
Deferred income tax assets:
Net operating loss carryforwards	$11,185	$8,503
ROU assets	81	—
Share-based compensation	5,728	2,493
Inventory	212	—
Other assets	2,595	301
Gross deferred tax assets	19,801	11,297
Valuation allowance	(16,724)	(7,913)
Net deferred tax assets	$3,077	$3,384
Deferred income tax liabilities:
Inventory	—	(137)
Operating lease liabilities	(79)	—
Intangibles	(2,998)	(3,247)
Deferred tax assets, net of valuation allowance	$—	$—

Summary of valuation allowance
Changes in valuation allowance are as follows (in thousands):

	Years Ended December 31,
	2020	2019
Valuation allowance, at beginning of year	$7,913	$—
Increase in valuation allowance	8,811	7,892
Halo Acquisition	—	21
Valuation allowance, at end of year	$16,724	$7,913